Condensed Financial Statements of Parent Company (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company - Balance Sheets

Condensed Financial Information of the Parent Company

BALANCE SHEETS

	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note2(e))
ASSETS
Current assets:
Cash and cash equivalents	76,932	147,113	21,397
Amounts due from inter-company entities	497,345	675,199	98,204
Advances to Suppliers	—	4,245	617
Short-term investment	—	205,895	29,946

Total current assets	574,277	1,032,452	150,164

Non-current assets:
Investment in equity fund	—	5,753	837

Total non-current assets	—	5,753	837

Total assets	574,277	1,038,205	151,001

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accrued expenses and other current liabilities	2,547	4,017	584

Non-current liabilities:
Payables to subsidiaries and VIEs	367,813	815,294	118,581

Total liabilities	370,360	819,311	119,165

Commitments and contingencies (Note 19)
Mezzanine equity:
Series Seed convertible redeemable preferred shares (US$0.001 par value; 3,645,501 shares authorized, issued and outstanding as of December 31, 2017; nil issued and outstanding as of December 31, 2018)	28,338	—	—
Series A convertible redeemable preferred shares (US$0.001 par value; 5,531,104 shares authorized, issued and outstanding as of December 31, 2017; nil issued and outstanding as of December 31, 2018)	73,250	—	—
Series B convertible redeemable preferred shares (US$0.001 par value; 7,895,711 shares authorized, issued and outstanding as of December 31, 2017; nil issued and outstanding as of December 31, 2018)	201,027	—	—
Series C convertible redeemable preferred shares (US$0.001 par value; 5,295,380 shares authorized, issued and outstanding as of December 31, 2017; nil issued and outstanding as of December 31, 2018)	349,289	—	—

Total of mezzanine equity	651,904	—	—

Shareholders’ equity (deficit)
Class A ordinary shares (US$0.001 par value; 57,956,630 authorized, 158,861 and 28,276,557 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	1	195	28
Class B ordinary shares (US$0.001 par value; 19,675,674 shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	121	121	18
Subscriptions receivable	(122)	(122)	(18)
Additional paid-in capital	—	1,139,250	165,697
Accumulated other comprehensive (loss)/ income	(85)	16,318	2,373
Accumulated deficit	(447,902)	(936,868)	(136,262)

Total shareholders’ equity (deficit)	(447,987)	218,894	31,836

Total liabilities, mezzanine equity and shareholders’ equity (deficit)	574,277	1,038,205	151,001

Condensed Financial Information of Parent Company - Statements of Operations

STATEMENTS OF COMPREHENSIVE LOSS

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ (Note 2 (e))
Operating expenses:
General and administrative expense	(434)	(158)	(5,807)	(845)

Total operating expenses	(434)	(158)	(5,807)	(845)

Loss from operations	(434)	(158)	(5,807)	(845)
Investment income	—	—	48	7
Other loss, net	—	—	(1)	—
Loss from subsidiaries and VIEs	(88,735)	(242,602)	(482,306)	(70,148)

Loss before provision for income taxes	(89,169)	(242,760)	(488,066)	(70,986)
Provision for income taxes	—	—	—	—

Net loss	(89,169)	(242,760)	(488,066)	(70,986)
Series A Preferred share redemption value accretion	(3,601)	(3,105)	(1,978)	(288)
Series B Preferred share redemption value accretion	(11,548)	(12,565)	(10,140)	(1,475)
Series C Preferred share redemption value accretion	—	(11,147)	(15,899)	(2,312)

Net loss attributable to ordinary shareholders	(104,318)	(269,577)	(516,083)	(75,061)

Net loss	(89,169)	(242,760)	(488,066)	(70,986)
Other comprehensive income/(loss)—Foreign currency translation adjustment, net of nil tax	12,995	(24,982)	16,403	2,386

Comprehensive loss	(76,174)	(267,742)	(471,663)	(68,600)

Condensed Financial Information of Parent Company - Statements of Cash Flows

STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ (Note2(e))
Cash flows used in operating activities	(171)	(8,616)	(6,722)	(978)
Cash flows used in investing activities	(3,473)	(262,776)	(362,380)	(52,706)
Cash flows provided by financing activities	—	340,394	438,923	63,839
Effect of exchange rate changes on cash	656	(453)	360	53

Net (decrease)/increase in cash and cash equivalents	(2,988)	68,549	70,181	10,208
Cash and cash equivalents, beginning of year	11,371	8,383	76,932	11,189

Cash and cash equivalents, end of year	8,383	76,932	147,113	21,397